OPERATING SEGMENT INFORMATION - Segment Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 8,120	€ 6,152	€ 4,883
P&ARP
Disclosure of operating segments [line items]
Revenue	4,655	3,688	2,725
A&T
Disclosure of operating segments [line items]
Revenue	1,645	1,102	1,002
AS&I
Disclosure of operating segments [line items]
Revenue	1,820	1,362	1,156
Segment revenue
Disclosure of operating segments [line items]
Revenue	8,225	6,223	4,926
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Revenue	4,664	3,698	2,734
Segment revenue | A&T
Disclosure of operating segments [line items]
Revenue	1,700	1,142	1,025
Segment revenue | AS&I
Disclosure of operating segments [line items]
Revenue	1,861	1,383	1,167
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(105)	(71)	(43)
Inter-segment elimination | P&ARP
Disclosure of operating segments [line items]
Revenue	(9)	(10)	(9)
Inter-segment elimination | A&T
Disclosure of operating segments [line items]
Revenue	(55)	(40)	(23)
Inter-segment elimination | AS&I
Disclosure of operating segments [line items]
Revenue	€ (41)	€ (21)	€ (11)